Income Taxes - schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 350,466	$ 435,144	$ 407,459
Accelerated depreciation on property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(458,482)	(589,699)
Losses, credits and investment allowances available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	394,021	648,141
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	348,710	313,404
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	65,084	67,692
Other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	111	(2,677)
Currency effect
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(8,386)	(718)
Deferred income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9,657	13,363
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ (249)	$ (14,362)